Operating context (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
G A C [Member]
IfrsStatementLineItems [Line Items]
Entity		GAC
Date of incorporation		Mar. 23, 2006
Location		Cayman Islands
Principal activity		Aircraft acquisition
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Gol Finance Inc [Member]
IfrsStatementLineItems [Line Items]
Entity		Gol Finance Inc.
Date of incorporation		Mar. 16, 2006
Location		Cayman Islands
Principal activity		Fundraising
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Gol Finance [Member]
IfrsStatementLineItems [Line Items]
Entity		Gol Finance
Date of incorporation		Jun. 21, 2013
Location		Luxembourg
Principal activity		Fundraising
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
G L A [Member]
IfrsStatementLineItems [Line Items]
Entity		GLA
Date of incorporation		Apr. 09, 2007
Location		Brazil
Principal activity		Flight transportation
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
G T X [Member]
IfrsStatementLineItems [Line Items]
Entity		GTX
Date of incorporation		Feb. 08, 2021
Location		Brazil
Principal activity		Equity in companies
Type of control		Direct
% of interest in the capital stock		100.00%	100.00%
Smiles Viagens [Member]
IfrsStatementLineItems [Line Items]
Entity		Smiles Viagens
Date of incorporation		Aug. 10, 2017
Location		Brazil
Principal activity		Tourism agency
Type of control		Indirect
% of interest in the capital stock		100.00%	100.00%
Smiles Fidelidade Argentina [Member]
IfrsStatementLineItems [Line Items]
Entity	[1]	Smiles Fidelidade Argentina (a)
Date of incorporation	[1]	Nov. 07, 2018
Location	[1]	Argentina
Principal activity	[1]	Loyalty program
Type of control	[1]	Indirect
% of interest in the capital stock	[1]	100.00%	100.00%
Smiles Viagens Y Turismo [Member]
IfrsStatementLineItems [Line Items]
Entity	[1]	Smiles Viajes y Turismo (a)
Date of incorporation	[1]	Nov. 20, 2018
Location	[1]	Argentina
Principal activity	[1]	Tourism agency
Type of control	[1]	Indirect
% of interest in the capital stock	[1]	100.00%	100.00%
Air Fim [Member]
IfrsStatementLineItems [Line Items]
Entity		AirFim
Date of incorporation		Nov. 07, 2003
Location		Brazil
Principal activity		Investment fund
Type of control		Indirect
% of interest in the capital stock		100.00%	100.00%
Fundo Sorriso [Member]
IfrsStatementLineItems [Line Items]
Entity		Fundo Sorriso
Date of incorporation		Jul. 14, 2014
Location		Brazil
Principal activity		Investment fund
Type of control		Indirect
% of interest in the capital stock		100.00%	100.00%

[1]	Companies with functional currency in Argentine pesos (ARS).